Convertible Note, Related Party and Derivative Liability - Schedule of Movements in Carrying Amounts of Host and Derivative Liability (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value measurement of liabilities [line items]
Recognized on issuance, beginning balance	$ 2,000
Excess of fair value over proceeds - deemed distribution (Note 20)	376	$ 376	$ 0
Issuance costs	(9)
Interest expense	62
Change in fair value recognized in profit or loss	(39)
Recognized on issuance, ending balance	2,390	2,390
Host Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Recognized on issuance, beginning balance	1,229
Excess of fair value over proceeds - deemed distribution (Note 20)	376
Issuance costs	(9)
Interest expense	62
Recognized on issuance, ending balance	1,658	1,658
Derivative Liability (FVTPL) [Member]
Disclosure of fair value measurement of liabilities [line items]
Recognized on issuance, beginning balance	771
Change in fair value recognized in profit or loss	(39)
Recognized on issuance, ending balance	$ 732	$ 732